Note 13 - Property and Equipment, Net (Details) - Property and Equipment (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 21,430,918	$ 20,471,563
Less: accumulated depreciation	(16,567,969)	(16,603,296)
	4,862,949	3,868,267
Technology Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	9,842,789	10,299,529
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	1,995,876	1,840,958
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	4,052,425	3,548,706
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	929,340	609,345
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 4,610,488	$ 4,173,025